Northern Lights Fund Trust III

Good Harbor Tactical Currency Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Good Harbor Tactical Currency Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 10, 2014, (SEC Accession No. 0000910472-14-002651).